UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21202

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congess Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congess Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

2X28 John Hancock Funds Preferred Income Fund II
--------------------------------------------------------------------------------------------------------------------------
 FIRSTENERGY CORP.                                                                           Agenda Number:  933954376
--------------------------------------------------------------------------------------------------------------------------
        Security:  337932107
    Meeting Type:  Annual
    Meeting Date:  20-May-2014
          Ticker:  FE
            ISIN:  US3379321074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PAUL T. ADDISON                                           Mgmt          For                            For
       ANTHONY J. ALEXANDER                                      Mgmt          For                            For
       MICHAEL J. ANDERSON                                       Mgmt          For                            For
       WILLIAM T. COTTLE                                         Mgmt          For                            For
       ROBERT B. HEISLER, JR.                                    Mgmt          For                            For
       JULIA L. JOHNSON                                          Mgmt          For                            For
       TED J. KLEISNER                                           Mgmt          For                            For
       DONALD T. MISHEFF                                         Mgmt          For                            For
       ERNEST J. NOVAK, JR.                                      Mgmt          For                            For
       CHRISTOPHER D. PAPPAS                                     Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       LUIS A. REYES                                             Mgmt          For                            For
       GEORGE M. SMART                                           Mgmt          For                            For
       WES M. TAYLOR                                             Mgmt          For                            For

2.     THE RATIFICATION OF THE APPOINTMENT OF THE                Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM

3.     AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE               Mgmt          For                            For
       OFFICER COMPENSATION

4.     SHAREHOLDER PROPOSAL: ADOPTION OF A                       Shr           Against                        For
       SPECIFIC PERFORMANCE POLICY

5.     SHAREHOLDER PROPOSAL: RETIREMENT BENEFITS                 Shr           For                            Against

6.     SHAREHOLDER PROPOSAL: VESTING OF EQUITY                   Shr           For                            Against
       AWARD POLICY

7.     SHAREHOLDER PROPOSAL: DIRECTOR ELECTION                   Shr           For                            Against
       MAJORITY VOTE STANDARD




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N.V.                                                                              Agenda Number:  933981626
--------------------------------------------------------------------------------------------------------------------------
        Security:  456837202
    Meeting Type:  Annual
    Meeting Date:  12-May-2014
          Ticker:  IND
            ISIN:  US4568372027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2D     AMENDMENT TO THE REMUNERATION POLICY.                     Mgmt          For                            For

2E     ANNUAL ACCOUNTS FOR 2013.                                 Mgmt          For                            For

4B     INCREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4C     DECREASE OF THE ISSUED SHARE CAPITAL AND                  Mgmt          For                            For
       AMENDMENT TO THE ARTICLES OF ASSOCIATION.

4D     AMENDMENT TO THE ARTICLES OF ASSOCIATION                  Mgmt          For                            For
       WITH RESPECT TO THE REPRESENTING AUTHORITY.

6A     DISCHARGE OF THE MEMBERS OF THE EXECUTIVE                 Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

6B     DISCHARGE OF THE MEMBERS OF THE SUPERVISORY               Mgmt          For                            For
       BOARD IN RESPECT OF THEIR DUTIES PERFORMED
       DURING THE YEAR 2013.

7      COMPOSITION OF THE SUPERVISORY BOARD:                     Mgmt          For                            For
       APPOINTMENT OF ERIC BOYER DE LA GIRODAY.

8A     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS.

8B     AUTHORIZATION TO ISSUE ORDINARY SHARES WITH               Mgmt          For                            For
       OR WITHOUT PRE-EMPTIVE RIGHTS IN CONNECTION
       WITH A MERGER, A TAKEOVER OF A BUSINESS OR
       A COMPANY, OR, IF NECESSARY IN THE OPINION
       OF THE EXECUTIVE BOARD AND THE SUPERVISORY
       BOARD, FOR THE SAFEGUARDING OR CONSERVATION
       OF THE COMPANY'S CAPITAL POSITION.

9A     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL.

9B     AUTHORIZATION TO ACQUIRE ORDINARY SHARES OR               Mgmt          For                            For
       DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN
       THE COMPANY'S OWN CAPITAL IN CONNECTION
       WITH A MAJOR CAPITAL RESTRUCTURING.




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL GRID PLC                                                                           Agenda Number:  933849981
--------------------------------------------------------------------------------------------------------------------------
        Security:  636274300
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2013
          Ticker:  NGG
            ISIN:  US6362743006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO RECEIVE THE ANNUAL REPORT AND ACCOUNTS                 Mgmt          For                            For

2      TO DECLARE A FINAL DIVIDEND                               Mgmt          For                            For

3      TO RE-ELECT SIR PETER GERSHON                             Mgmt          For                            For

4      TO RE-ELECT STEVE HOLLIDAY                                Mgmt          For                            For

5      TO RE-ELECT ANDREW BONFIELD                               Mgmt          For                            For

6      TO RE-ELECT TOM KING                                      Mgmt          For                            For

7      TO RE-ELECT NICK WINSER                                   Mgmt          For                            For

8      TO RE-ELECT PHILIP AIKEN                                  Mgmt          For                            For

9      TO RE-ELECT NORA MEAD BROWNELL                            Mgmt          For                            For

10     TO ELECT JONATHAN DAWSON                                  Mgmt          For                            For

11     TO RE-ELECT PAUL GOLBY                                    Mgmt          For                            For

12     TO RE-ELECT RUTH KELLY                                    Mgmt          For                            For

13     TO RE-ELECT MARIA RICHTER                                 Mgmt          For                            For

14     TO ELECT MARK WILLIAMSON                                  Mgmt          For                            For

15     TO REAPPOINT THE AUDITORS                                 Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP

16     TO AUTHORISE THE DIRECTORS TO SET THE                     Mgmt          For                            For
       AUDITORS' REMUNERATION

17     TO APPROVE THE DIRECTORS' REMUNERATION                    Mgmt          For                            For
       REPORT

18     TO AUTHORISE THE DIRECTORS TO ALLOT                       Mgmt          For                            For
       ORDINARY SHARES

S19    TO DISAPPLY PRE-EMPTION RIGHTS                            Mgmt          For                            For

S20    TO AUTHORISE THE COMPANY TO PURCHASE ITS                  Mgmt          For                            For
       OWN ORDINARY SHARES

S21    TO AUTHORISE THE DIRECTORS TO HOLD GENERAL                Mgmt          For                            For
       MEETINGS ON 14 CLEAR DAYS' NOTICE



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund II
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/19/2014